Investments in affiliates and joint ventures	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Investments in affiliates and joint ventures
a) Nuna
The Company accounts for the NL Partnership (including its wholly-owned subsidiaries) using proportionate consolidation and accounts for Nuna East Ltd., Nuna West Mining Ltd. and Nuna Pang Contracting Ltd. using the equity method.
The NL Partnership holds investments in various affiliates and joint ventures. These entities were formed to perform heavy construction and mining services. The NL Partnership’s involvement with these entities consists of the following activities: assisting in the formation and financing of the entity; providing recourse and/or liquidity support; servicing the assets; providing managerial and administrative services; and receiving fees for services provided.
Certain of these entities meet the definition of VIEs. The NL Partnership has consolidated the results of the VIEs in which it is determined to be the primary beneficiary with the recognition of noncontrolling interest, if any, representing amounts attributable to other equity-holders. When the NL Partnership is not considered to be the primary beneficiary of a VIE, it accounts for the investment using either the equity method or proportionate consolidation. When an entity does not meet the definition of a VIE, the voting interest model is applied and it is accounted for using either the equity method or proportionate consolidation.
The following table summarizes the investments of the NL Partnership, including the NL Partnership’s ownership interest therein:

NL Partnership Interest
Equity method investments:
Kivalliq Services Ltd.(i)	33.33%
HRN Contracting Ltd.(ii)	33.33%
Proportionately consolidated investments:
Amik Nuna Forestry Services	50.00%
Aroland Nuna	49.00%
Fond Du Lac Nuna	49.00%
Mahiikanuk Nuna	49.00%
Met Nuna	75.00%
Nuna Bauer	50.00%
EDC Nuna Contracting	70.00%
Attawapiskat Nuna	75.00%
Westarc Drilling & Blasting Joint Venture(iii)	30.00%
Consolidated investments:
Deton Cho Nuna	60.00%
Nuna Deton Cho Winter Road Services	75.00%
Nuna Deton Cho Contracting	100.00%

(i) Includes investment in MTKSL Contracting Joint Venture
(ii) Includes investment in TDIC/HRN Contracting Joint Venture
(iii) Includes investment in Westarc Drilling & Blasting Services Ltd.
The following table summarizes the movement in the investments in affiliates and joint ventures balance during the year:

	December 31, 2018	December 31, 2017
Balance, beginning of the year	$—	$—
Additions arising on acquisition	11,728	—
Share of net income	60	—
Balance, end of the year	$11,788	$—
The financial information for the investments in affiliates and joint ventures accounted for using the equity method is summarized as follows:
Balance Sheets

	December 31, 2018	December 31, 2017
Assets
Current assets	$9,769	$—
Non-current assets	2,392	—
Total assets	$12,161	$—
Liabilities
Current liabilities	$4,013	$—
Non-current liabilities	3,032	—
Total liabilities	$7,045	$—
Statement of Operations and Comprehensive Income

Year ended December 31,	2018	2017
Revenues	$1,771	$—
Gross profit	152	—
Income before taxes	98	—
Net income and comprehensive income	$60	$—

b) Dene North Site Services Partnership ("DNSS Partnership")
The Company holds a 49% interest in DNSS Partnership, which is an unincorporated partnership that was formed to perform work care, maintenance work, remedial improvements and demolition over the reclamation of a mine site. It is considered a VIE due to insufficient equity to finance activities without subordinated financial support. The Company determined that it does not meet the definition of the primary beneficiary because it does not have the exclusive right to direct the activities that most significantly impact DNSS Partnership's economic performance. The Company accounts for its interest in DNSS Partnership using proportionate consolidation.
c) Mikisew North American Limited Partnership (“MNALP”)
The Company holds a 49% interest in the MNALP's, which is an unincorporated partnership that was formed to perform heavy construction and mining services. It is considered a VIE due to insufficient equity to finance activities without subordinated financial support. The Company determined that it does not meet the definition of the primary beneficiary because it does not have the exclusive right to direct the activities that most significantly impact the MNALP's economic performance. The Company accounts for its interest in the MNALP's using proportionate consolidation.